Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 763	$ 903
Less: Allowance for doubtful accounts	(12)	(32)
Accounts receivable - net	$ 751	$ 871